GOING CONCERN (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern [Abstract]
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 15,947,496	$ 15,535,153	$ 13,475,848